U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

                        Read instructions at end of Form
                          before preparing Form. Please
                                 print or type.

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1.  Name and address of issuer:             AMERIPRIME FUNDS
                                            1793 Kingswood Drive, Suite 200
                                            Southlake, TX  76092
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2.  Name of each series or class of funds for which this notice is filed:

     AIT Vision U.S. Equity Portfolio
     Carl Domino Equity Income Fund
     GLOBALT Growth Fund
     IMS Capital Value Fund
     Fountainhead Special Value Fund
     The MAXIM Contrarian Fund

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3.  Investment Company Act File Number:           811-9096

    Securities Act File Number:                33-96826
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4.  Last day of fiscal year for which this notice is filed: 10-31-96

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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: N/A
                                                             [ ]
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6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if
    Applicable (see Instruction A.6):                N/A

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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning
    of the fiscal year.             None
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8.  Number and amount of securities registered during the fiscal year other
    than pursuant to rule 24f-2.   None

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9.  Number and aggregate sales  price  of securities sold during the fiscal year:

          1,023,071 Shares of                       $10,672,470.00
          beneficial interest, no par value         aggregate sales price
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


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10.  Number and aggregate  sales price of securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          1,023,071 Shares                          $10,672,470.00
          beneficial interest, no par value         aggregate sales price

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11.      Number and aggregate sales price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                    Not Applicable
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12.      Calculation of registration fee:

         (i)    Aggregate  sales price of securities sold
                during the  fiscal  year in  reliance  on
                rule 24f-2 (from item 10):                  $10,672,470.00
                                                            --------------------

         (ii)   Aggregate   price  of  shares  issued  in
                connection  with  dividend   reinvestment
                plans (from Item 11, if applicable)         +            0
                                                            --------------------

         (iii)  Aggregate  price of  shares  redeemed  or
                repurchased  during the  fiscal  year (if
                applicable):                                -  $ 82,707.00
                                                            --------------------

         (iv)   aggregate  price of  shares  redeemed  or
                repurchased  and previously  applied as a
                reduction to filing fees pursuant to rule
                24e-2 (if applicable):                      +            0
                                                            --------------------

         (v)    Net aggregate  price of  securities  sold
                and  issued  during  the  fiscal  year in
                reliance  on rule 24f-2  [line (I),  plus
                line  (ii),  less line  (iii),  plus line
                (iv)] (if applicable):                      $10,589,763.00
                                                            --------------------

         (vi)   Multiplier  prescribed by Section 6(b) of
                the  Securities  Act  of  1933  or  other
                applicable   law   or   regulation   (see
                instruction      C.6):                      x 1/3300
                                                            --------------------


         (vii)  Fee due [line (I) or line (v)  multiplied
                by line (vi)]:                                   $3,209.02
                                                            ====================

Instructions:   issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.      Check  box if fees  are  being  remitted  to the  Commission's  lockbox depository as described in section 3a of the Commission's Rules of the Informal and Other Procedures 917 CFR 202.3a).

                  [X]

         Date of mailing or wire transfer of file fees to the Commission's lockbox depository:
                                December 26, 1996

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Kenneth D. Trumpfheller
                              --------------------------------------------------
                              Kenneth D. Trumpfheller / President
                              --------------------------------------------------

Date:                         December 26, 1996
                              -----------------


  * Please print the name and title of the signing officer below the signature.
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